Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of future minimum lease commitments under non-cancelable operating lease agreements

Office and facilities
RMB
2020	10,189
2021	6,190
2022	4,942
2023	4,807
2024	722
Thereafter	115
Total	26,965